SCHEDULE OF WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Net loss attributable to common shareholders	$ 7,588	$ 17,557	$ 43,314	$ 29,773
Revaluation of liability related to warrants to purchase shares of common Stock		168
Net loss attributable to common shareholders	$ 7	$ 17,725
Shares of common stock used in computing basic net loss per share	1,036,898,212	462,650,478	679,574,516	259,176,541
Incremental shares from assumed exercise of warrants to purchase shares of common stock		1,564,074,000
Shares of common stock used in computing diluted net loss per share	1,036,898,212	464,214,552	1,036,898,212,000	464,214,552,000
Net loss per share of common stock, basic and diluted	$ 0.01	$ 0.04	$ 0.06	$ 0.11